Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results (Unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011:

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$3,296	$8,186	$14,064	$24,425
Net loss attributable to stockholders	(4,398)	(5,030)	(11,887)	(10,806)
Weighted-average shares outstanding	17,299,553	63,852,013	134,186,453	176,337,952
Basic and diluted net loss per share attributable to stockholders	$(0.25)	$(0.08)	$(0.09)	$(0.06)

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$—	$—	$8	$732
Net loss attributable to stockholders	(16)	(82)	(496)	(1,530)
Weighted-average shares outstanding	20,000	20,000	685,340	6,270,579
Basic and diluted net loss per share attributable to stockholders	$(0.80)	$(4.10)	$(0.72)	$(0.24)